Form N-1A Cover	Oct. 08, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	CALAMOS INVESTMENT TRUST/IL
Entity Central Index Key	0000826732
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 08, 2026
Prospectus Date	Feb. 27, 2026